Submission		12 Months Ended
	Feb. 27, 2025	Dec. 31, 2025
Submission [Line Items]
Central Index Key	0001706431
Registrant Name	Vir Biotechnology, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A		N/A